ESOTERICA THEMATIC TRUST

Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

Security Description	Country	Shares	Value
Common Stocks – 100.0%
Entertainment – 13.1%
Bilibili, Inc., ADR(a)	China	19,023	$1,627,988
Netflix, Inc.(a)	United States	1,965	1,017,025
Sea Ltd., ADR(a)	Singapore	14,304	3,950,193
			6,595,206
Interactive Media & Services – 9.6%
Alphabet, Inc. Class C(a)	United States	806	2,179,762
Baidu, Inc., ADR(a)	China	2,171	356,066
Facebook, Inc. Class A(a)	United States	4,626	1,648,244
Tencent Holdings Ltd.	China	10,692	659,032
			4,843,104
Internet & Direct Marketing Retail – 8.5%
Amazon.com, Inc.(a)	United States	520	1,730,347
Meituan Class B(a),(b)	China	74,308	2,055,824
Pinduoduo, Inc., ADR(a)	China	5,521	505,779
			4,291,950
IT Services – 10.2%
Adyen NV(a),(b)	Netherlands	209	567,412
MongoDB, Inc. Class A(a)	United States	3,306	1,186,590
PayPal Holdings, Inc.(a)	United States	3,070	845,877
Snowflake, Inc. Class A(a)	United States	1,547	411,069
Square, Inc. Class A(a)	United States	2,409	595,649
Twilio, Inc. Class A(a)	United States	4,100	1,531,719
			5,138,316
Semiconductors & Semiconductor Equipment – 38.7%
Advanced Micro Devices, Inc.(a)	United States	47,729	5,068,342
Marvell Technology, Inc.	United States	50,258	3,041,112
MediaTek, Inc.	Taiwan	38,000	1,236,546
NVIDIA Corp.	United States	21,052	4,104,929
NXP Semiconductors NV	Netherlands	5,283	1,090,358
QUALCOMM, Inc.	United States	19,535	2,926,343
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	97,000	2,011,800
			19,479,430
Software – 19.9%
Agora, Inc., ADR(a)	China	21,595	681,970

ESOTERICA THEMATIC TRUST

Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

Security Description	Country	Shares	Value
Software – 19.9% (continued)
China Youzan Ltd.(a)	Hong Kong	492,000	$70,275
Cloudflare, Inc. Class A(a)	United States	7,964	944,769
Coupa Software, Inc.(a)	United States	664	144,088
Datadog, Inc. Class A(a)	United States	7,773	860,471
Elastic NV(a)	United States	10,166	1,505,178
Microsoft Corp.	United States	7,032	2,003,488
ServiceNow, Inc.(a)	United States	2,071	1,217,520
Splunk, Inc.(a)	United States	3,963	562,667
Weimob, Inc.(a),(b)	China	72,000	97,282
Workday, Inc. Class A(a)	United States	4,331	1,015,186
Zoom Video Communications, Inc. Class A(a)	United States	814	307,773
Zscaler, Inc.(a)	United States	2,626	619,500
			10,030,167

Total Common Stocks (Cost $45,034,393)			50,378,173

		Principal
Short-Term Investments – 0.1%
Time Deposits – 0.1%
Sumitomo, Tokyo, 0.005%, 08/02/2021(c)		$47,722	47,722
Total Time Deposits			47,722
Total Short-Term Investments (Cost $47,722)			47,722
Total Investments – 100.1% (Cost $45,082,115)			50,425,895
Liabilities, less cash and other assets – (0.1)%			(26,316)
Net Assets – 100.0%			$50,399,579

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. At July 31, 2021, the aggregate value of these securities amounted to $2,720,518 or 5.4% of net assets.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2021.

ESOTERICA THEMATIC TRUST

Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

Summary of Investments by Sector^
Information Technology	68.8%
Communication Services	22.7
Consumer Discretionary	8.5
Short-Term Investments	0.1
Liabilities, less cash and other assets	(0.1)
100.0%

^	As a percentage of net assets.

ESOTERICA THEMATIC TRUST

Esoterica NextG Economy ETF

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

Investment Valuation

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined in good faith by Esoterica Capital LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, Esoterica NextG Economy ETF’s (the “Fund”) net asset value (“NAV”) will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the New York Stock Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its Shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

ESOTERICA THEMATIC TRUST

Esoterica NextG Economy ETF

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

○	Level 1 — unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access

○	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

○	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$50,378,173	$–	$–	$50,378,173
Short-Term Investments
Time Deposits	47,722	–	–	47,722
Total Assets	$50,425,895	$–	$–	$50,425,895

*	Please refer to the Schedule of Investments for further breakout of each security by country and industry type.